Loans - Impairment by Class of Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Loans Receivable Evaluated For Impairment [Line Items]
Impaired Loans with No Related Allowance Recorded, unpaid principal balance	$ 7,125	$ 9,573
Impaired Loans with No Related Allowance Recorded, recorded investment	6,532	7,352
Impaired Loans with No Related Allowance Recorded, allowance for loan losses allocated	0	0
Impaired Loans with an Allowance Recorded, unpaid principal balance	23,260	45,638
Impaired Loans with an Allowance Recorded, recorded investment	18,312	44,933
Impaired Loans with an Allowance Recorded, allowance for loan losses allocated	2,894	3,096
Unpaid principal balance	30,385	55,211
Recorded investment	24,844	52,285
Allowance for loan losses allocated	2,894	3,096
Agricultural Loans
Loans Receivable Evaluated For Impairment [Line Items]
Impaired Loans with No Related Allowance Recorded, unpaid principal balance	1,682	3,756
Impaired Loans with No Related Allowance Recorded, recorded investment	1,653	3,756
Impaired Loans with No Related Allowance Recorded, allowance for loan losses allocated	0	0
Impaired Loans with an Allowance Recorded, unpaid principal balance	11,305	25,527
Impaired Loans with an Allowance Recorded, recorded investment	9,244	25,527
Impaired Loans with an Allowance Recorded, allowance for loan losses allocated	242	268
Commercial Real Estate Loans
Loans Receivable Evaluated For Impairment [Line Items]
Impaired Loans with No Related Allowance Recorded, unpaid principal balance	570	1,585
Impaired Loans with No Related Allowance Recorded, recorded investment	342	1,196
Impaired Loans with No Related Allowance Recorded, allowance for loan losses allocated	0	0
Impaired Loans with an Allowance Recorded, unpaid principal balance	2,709	5,189
Impaired Loans with an Allowance Recorded, recorded investment	2,699	5,189
Impaired Loans with an Allowance Recorded, allowance for loan losses allocated	519	833
Commercial Loans
Loans Receivable Evaluated For Impairment [Line Items]
Impaired Loans with No Related Allowance Recorded, unpaid principal balance	4,796	2,158
Impaired Loans with No Related Allowance Recorded, recorded investment	4,460	1,715
Impaired Loans with No Related Allowance Recorded, allowance for loan losses allocated	0	0
Impaired Loans with an Allowance Recorded, unpaid principal balance	5,380	9,359
Impaired Loans with an Allowance Recorded, recorded investment	4,450	9,047
Impaired Loans with an Allowance Recorded, allowance for loan losses allocated	1,848	1,637
Residential Real Estate Loans
Loans Receivable Evaluated For Impairment [Line Items]
Impaired Loans with No Related Allowance Recorded, unpaid principal balance	77	2,074
Impaired Loans with No Related Allowance Recorded, recorded investment	77	685
Impaired Loans with No Related Allowance Recorded, allowance for loan losses allocated	0	0
Impaired Loans with an Allowance Recorded, unpaid principal balance	3,866	5,563
Impaired Loans with an Allowance Recorded, recorded investment	1,919	5,170
Impaired Loans with an Allowance Recorded, allowance for loan losses allocated	$ 285	$ 358